UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West U.S. Government Mortgage Securities Fund (Initial Class)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Maturity Date as of June 30, 2014

Maturity	Percentage of Fund Investments
1 to 3 Years	6.43%
3 to 5 Years	2.28%
5 to 10 Years	7.88%
10 to 20 Years	21.14%
20 to 30 Years	61.63%
Over 30 Years	0.15%
Short Term Investments	0.49%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)

Actual	$1,000.00	$1,035.70	$3.05

Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.03

*Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Government Agency — 0.05%
$152,794	Federal Home Loan Mortgage Corp Series T-34, Class A1V(a)
	0.39%, 07/25/2031	$148,224

Non-Agency — 3.44%
1,500,000	ACE Securities Corp Mortgage Loan Trust Series 2007-D1, Class A2(b)(c)
	6.34%, 02/25/2038	1,466,831
356,146	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(b)
	3.85%, 01/14/2029	376,647
809,395	Citicorp Residential Mortgage Trust Series 2006-2, Class A6(c)
	5.67%, 09/25/2036	795,880
	Cronos Containers Program Ltd(b)
2,475,000	Series 2012-2A, Class A 3.81%, 09/18/2027	2,487,407
883,333	Series 2013-1A, Class A 3.08%, 04/18/2028	886,406
883,333	Global SC Finance II SRL Series 2013-1A, Class A(b)
	2.98%, 04/17/2028	884,627
1,006,900	HSBC Home Equity Loan Trust USA Series 2007-2, Class A3F(c)
	5.81%, 07/20/2036	1,021,633
991,404	Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
	1.40%, 12/17/2030	996,084
500,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A2(b)
	3.34%, 07/15/2046	520,410
214,594	Residential Funding Mortgage Securities II Home Loan Trust Series 2006-HI5, Class A3
	5.50%, 08/25/2025	217,201
1,733,334	TAL Advantage V LLC Series 2013-1A, Class A(b)
	2.83%, 02/22/2038	1,727,067
		11,380,193
TOTAL ASSET-BACKED SECURITIES —3.49% (Cost $11,504,997)		$11,528,417
CORPORATE BONDS AND NOTES
Consumer, Cyclical — 1.44%
976,153	Air Canada 2013-1 Class A Pass Through Trust(b)
	4.13%, 05/15/2025	988,355
1,741,965	JetBlue Airways 2004-2 G-1 Pass Through Trust(a)
	0.60%, 08/15/2016	1,724,546

Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$2,000,000	United Airlines 2013-1 Class A Pass Through Trust
	4.30%, 08/15/2025	$2,060,000
		4,772,901
Financial — 1.46%
1,615,640	Caledonia Generating LLC(b)
	1.95%, 02/28/2022	1,608,418
1,000,000	Kimco Realty Corp
	3.13%, 06/01/2023	962,119
1,000,000	Legg Mason Inc
	2.70%, 07/15/2019	1,007,031
1,328,033	Santa Rosa Leasing LLC
	1.47%, 11/03/2024	1,266,218
		4,843,786
Utilities — 0.45%
1,314,034	New Valley Generation V Pass Through Trust
	4.93%, 01/15/2021	1,478,734
TOTAL CORPORATE BONDS AND NOTES — 3.35% (Cost $11,103,048)		$11,095,421
MORTGAGE-BACKED SECURITIES
Government Agency — 84.79%
2,708,658	Federal Deposit Insurance Corp Trust Series 2013-R1, Class A(b)
	1.15%, 03/25/2033	2,698,123
	Federal Home Loan Mortgage Corp
3,820	9.00%, 12/01/2014	3,846
23,808	9.50%, 06/01/2020	23,914
5,792	11.00%, 06/01/2020	5,829
40,065	11.00%, 07/01/2020	42,412
54,527	11.00%, 08/01/2020	57,931
157,685	5.50%, 04/01/2022	172,871
320,046	4.50%, 03/01/2024	344,990
1,215,441	4.50%, 04/01/2024	1,310,136
676,408	4.50%, 05/01/2024	728,329
610,073	4.50%, 12/01/2024	656,491
17,755	9.50%, 04/01/2025	20,389
693,479	4.00%, 03/01/2026	742,314
3,958,467	3.50%, 09/01/2026	4,195,890
2,116,788	3.00%, 12/01/2026	2,196,779
3,437,327	3.00%, 12/01/2026	3,567,221
1,840,433	3.00%, 04/01/2027	1,909,981
2,130,260	3.50%, 02/01/2032	2,227,231
137,236	7.50%, 03/01/2032	155,941
139,430	7.00%, 09/01/2032	158,910
443,701	5.50%, 05/01/2033	498,698
305,209	5.50%, 06/01/2033	342,968

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Government Agency — (continued)
$301,178	5.50%, 08/01/2033	$338,437
173,040	5.50%, 01/01/2034	194,489
1,986,978	4.00%, 04/01/2034	2,128,387
465,794	5.50%, 10/01/2034	523,384
457,772	5.00%, 08/01/2035	507,841
319,470	5.00%, 09/01/2035	357,285
850,725	5.00%, 09/01/2035	942,416
539,935	5.00%, 09/01/2035	598,898
229,740	5.50%, 09/01/2035	257,509
1,194,085	5.00%, 12/01/2035	1,324,901
81,987	5.00%, 01/01/2036	90,828
821,992	6.00%, 01/01/2036	932,253
557,329	6.00%, 03/01/2036	630,730
410,399	6.00%, 07/01/2036	466,727
447,678	6.00%, 11/01/2036	505,839
127,207	5.50%, 05/01/2038	141,793
83,366	6.00%, 05/01/2038	93,709
353,790	5.00%, 06/01/2038	391,521
2,501,024	5.00%, 03/01/2040	2,800,295
1,510,254	4.00%, 10/01/2040	1,602,113
1,035,954	4.00%, 02/01/2041	1,098,965
949,847	3.50%, 02/01/2042	977,596
2,657,440	3.50%, 04/01/2042	2,735,076
3,098,202	3.50%, 06/01/2042	3,188,714
1,561,226	3.50%, 06/01/2042	1,606,836
1,967,890	3.50%, 06/01/2042	2,025,381
5,335,050	3.50%, 08/01/2042	5,490,910
1,517,377	3.50%, 09/01/2042	1,547,076
2,104,059	3.50%, 09/01/2042	2,165,528
1,876,100	3.00%, 11/01/2042	1,852,886
685,135	3.50%, 11/01/2042	705,151
3,603,369	3.00%, 12/01/2042	3,558,786
1,038,306	3.00%, 02/01/2043	1,025,453
2,723,970	3.00%, 02/01/2043	2,690,252
3,157,025	3.00%, 04/01/2043	3,117,965
2,542,730	3.00%, 06/01/2043	2,511,255
3,621,994	3.00%, 06/01/2043	3,577,160
359,172	3.00%, 07/01/2043	354,726
2,495,364	3.00%, 07/01/2043	2,464,476
1,219,794	3.00%, 08/01/2043	1,204,695
742,489	4.00%, 12/01/2043	787,650
2,377,473	4.00%, 01/01/2044	2,522,079
2,396,759	4.00%, 05/01/2044	2,542,538
3,894,170	4.00%, 05/01/2044	4,131,950
	Federal National Mortgage Association
122,849	6.50%, 02/01/2017	127,884

Principal Amount		Fair Value
Government Agency — (continued)
$36,115	6.50%, 02/01/2017	$36,947
146,851	6.00%, 03/01/2017	152,421
35,014	5.50%, 01/01/2018	37,191
208,874	5.50%, 04/01/2018	222,406
331,566	5.50%, 04/01/2018	352,575
239,703	5.00%, 05/01/2018	254,880
290,975	5.00%, 05/01/2018	309,508
145,279	5.00%, 05/01/2018	154,297
58,847	5.00%, 06/01/2018	62,525
837,199	5.00%, 08/01/2018	890,913
190,198	5.00%, 08/01/2018	202,740
14,171	9.50%, 09/01/2020	14,400
11,496	8.50%, 08/01/2021	11,544
158,581	5.00%, 06/01/2023	172,663
10,656	8.50%, 08/01/2024	12,210
2,381,912	4.00%, 01/01/2025	2,553,251
878,480	4.00%, 07/01/2025	941,171
832,244	4.00%, 09/01/2025	891,641
717,769	4.00%, 12/01/2025	769,007
1,385,918	3.50%, 01/01/2026	1,470,573
928,089	3.50%, 03/01/2026	984,779
85,928	8.50%, 11/01/2026	92,216
867,007	3.00%, 06/01/2027	901,722
2,275,405	3.00%, 09/01/2027	2,366,513
602,395	4.50%, 02/01/2030	656,453
600,496	4.50%, 03/01/2030	657,743
115,287	7.00%, 02/01/2031	129,543
144,474	7.00%, 09/01/2031	169,629
345,569	6.50%, 12/01/2031	390,611
150,188	7.00%, 12/01/2031	168,676
57,734	7.00%, 12/01/2031	64,827
930,729	6.50%, 01/01/2032	1,083,846
98,904	6.50%, 01/01/2032	115,152
136,440	7.00%, 01/01/2032	153,084
223,644	6.50%, 02/01/2032	252,622
182,880	6.50%, 02/01/2032	206,611
4,285,699	3.50%, 07/01/2032	4,493,766
276,108	6.00%, 02/01/2033	304,712
444,573	6.00%, 03/01/2033	508,057
105,410	5.50%, 07/01/2033	118,525
431,576	5.50%, 07/01/2033	485,239
266,079	5.00%, 09/01/2033	297,061
678,017	5.00%, 09/01/2033	756,244
238,915	5.00%, 09/01/2033	265,482
283,596	5.50%, 09/01/2033	318,786
176,770	5.00%, 11/01/2033	197,389

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Government Agency — (continued)
$539,740	5.50%, 11/01/2033	$614,211
229,030	5.50%, 12/01/2033	257,662
352,584	5.50%, 03/01/2034	396,703
1,182,615	3.00%, 04/01/2034	1,204,807
241,517	5.50%, 10/01/2034	271,304
447,878	5.50%, 12/01/2034	503,513
438,315	5.50%, 01/01/2035	495,573
315,316	5.50%, 02/01/2035	354,403
439,024	5.50%, 02/01/2035	493,512
197,790	5.50%, 02/01/2035	222,314
339,608	5.50%, 02/01/2035	381,604
412,765	5.50%, 05/01/2035	463,885
66,492	5.00%, 08/01/2035	73,980
437,002	5.00%, 09/01/2035	488,112
432,654	5.50%, 10/01/2035	485,442
844,203	6.00%, 12/01/2035	957,978
474,169	5.50%, 01/01/2036	531,146
475,327	6.00%, 01/01/2036	537,018
178,031	6.00%, 02/01/2036	201,324
192,919	6.00%, 03/01/2036	218,228
685,684	5.50%, 05/01/2036	769,271
138,843	6.00%, 12/01/2036	156,676
269,862	6.00%, 05/01/2037	304,550
394,807	5.00%, 07/01/2037	440,334
1,264,017	5.50%, 03/01/2038	1,414,165
829,431	5.50%, 06/01/2038	928,137
562,373	4.50%, 02/01/2039	614,851
780,628	5.00%, 04/01/2039	870,508
1,234,320	4.50%, 05/01/2039	1,348,708
1,505,951	4.50%, 05/01/2039	1,657,538
714,752	4.50%, 06/01/2039	781,768
1,590,319	4.50%, 08/01/2039	1,723,886
613,580	4.50%, 08/01/2039	670,463
2,015,580	5.00%, 11/01/2039	2,262,609
887,589	5.00%, 12/01/2039	995,847
420,370	4.50%, 03/01/2040	455,448
1,103,879	5.00%, 06/01/2040	1,233,006
421,940	4.50%, 09/01/2040	460,023
2,245,103	5.00%, 09/01/2040	2,497,600
1,100,108	4.50%, 11/01/2040	1,192,132
1,448,872	5.00%, 01/01/2041	1,629,438
956,572	4.50%, 02/01/2041	1,045,713
314,817	4.00%, 03/01/2041	334,577
652,677	4.50%, 03/01/2041	711,990
1,431,206	4.50%, 03/01/2041	1,560,470
3,748,978	4.50%, 03/01/2041	4,072,735

Principal Amount		Fair Value
Government Agency — (continued)
$1,418,587	4.50%, 04/01/2041	$1,539,411
2,361,385	4.50%, 08/01/2041	2,565,927
1,316,510	4.00%, 09/01/2041	1,399,757
1,444,447	4.50%, 10/01/2041	1,575,052
3,722,601	3.50%, 12/01/2041	3,837,944
2,232,676	4.00%, 12/01/2041	2,375,586
623,026	4.00%, 12/01/2041	662,703
1,993,356	4.00%, 12/01/2041	2,120,642
2,869,584	4.50%, 01/01/2042	3,109,038
5,407,373	3.50%, 04/01/2042	5,574,918
1,761,666	3.50%, 08/01/2042	1,816,250
624,294	3.00%, 09/01/2042	617,457
2,531,106	3.50%, 09/01/2042	2,581,251
2,689,567	3.00%, 10/01/2042	2,660,113
1,659,204	3.50%, 10/01/2042	1,710,614
1,723,904	3.50%, 10/01/2042	1,777,319
2,059,427	3.50%, 10/01/2042	2,123,237
944,998	3.00%, 02/01/2043	933,148
693,443	3.00%, 03/01/2043	679,370
907,246	3.00%, 03/01/2043	897,310
1,800,965	3.00%, 03/01/2043	1,781,242
2,890,754	3.50%, 03/01/2043	2,980,323
2,950,829	3.00%, 05/01/2043	2,918,514
1,387,626	3.00%, 05/01/2043	1,372,477
2,108,238	3.00%, 05/01/2043	2,085,150
2,115,010	3.00%, 07/01/2043	2,072,134
2,664,109	3.00%, 08/01/2043	2,634,934
1,391,715	3.50%, 08/01/2043	1,434,836
970,906	3.50%, 08/01/2043	992,325
934,567	4.50%, 08/01/2043	1,014,853
1,198,356	3.00%, 09/01/2043	1,185,233
1,440,374	3.50%, 09/01/2043	1,468,733
2,656,665	4.00%, 10/01/2043	2,826,240
4,917,320	4.50%, 01/01/2044	5,345,964
	Government National Mortgage Association
6,194	9.00%, 07/15/2018	6,220
3,634	9.50%, 05/20/2022	3,650
7,542	8.00%, 11/20/2023	8,446
1,015,425	3.50%, 11/20/2026	1,077,964
1,276,643	3.50%, 01/15/2027	1,361,240
5,056	7.50%, 10/20/2028	5,966
4,515	7.50%, 12/20/2028	5,098
1,547,873	5.00%, 06/15/2033	1,717,647
458,462	5.00%, 10/20/2033	508,937
858,386	6.00%, 12/20/2033	991,812
396,032	5.00%, 02/20/2034	439,619

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Government Agency — (continued)
$404,063	5.50%, 11/20/2034	$453,784
219,030	5.50%, 02/20/2035	245,822
303,654	5.50%, 04/20/2035	343,612
353,867	5.00%, 12/20/2035	392,124
222,163	5.50%, 05/20/2039	249,100
3,544,504	4.00%, 05/20/2040	3,803,955
4,096,949	4.00%, 12/15/2040	4,383,281
2,726,024	4.00%, 01/15/2041	2,916,544
3,693,478	4.50%, 02/20/2041	4,052,128
2,885,885	4.00%, 03/20/2041	3,095,827
946,097	4.00%, 05/20/2041	1,014,373
3,889,934	4.00%, 07/20/2041	4,169,939
1,726,541	4.00%, 09/15/2041	1,847,207
1,612,164	3.50%, 08/15/2042	1,679,607
1,827,242	3.00%, 04/20/2043	1,831,133
	National Credit Union Administration Guaranteed Notes Trust
3,087,674	Series 2010-R1, Class 1A 0.60%, 10/07/2020(a)	3,104,279
2,106,539	Series 2010-C1, Class A1 1.60%, 10/29/2020	2,118,846
693,099	Series 2010-C1, Class APT 2.65%, 10/29/2020	711,450
1,505,622	Series 2010-R2, Class 2A 0.62%, 11/05/2020(a)	1,509,711
462,840	Series 2010-R3, Class 3A 2.40%, 12/08/2020	469,611
	Vendee Mortgage Trust
810,159	Series 1993-3, Class 1 5.63%, 09/15/2023(a)	890,287
1,649,249	Series 1996-3, Class 1Z 6.75%, 09/15/2026	1,874,853
1,749,366	Series 2011-2, Class V 3.75%, 02/15/2028	1,826,808
548,201	Series 2003-1, Class G 5.75%, 03/15/2030	554,946
873,296	Series 2002-1, Class 1A 6.00%, 10/15/2031	989,891
2,926,317	Series 2008-1, Class GD 5.25%, 01/15/2032	3,274,022
		280,438,594
Non-Agency — 0.03%
104,883	Sequoia Mortgage Trust Series 2011-1, Class A1(a)
	4.13%, 02/25/2041	106,594
TOTAL MORTGAGE-BACKED SECURITIES — 84.82% (Cost $274,438,122)		$280,545,188
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
8,500,000	0.38%, 08/28/2015	8,518,411
1,700,000	5.00%, 11/17/2017	1,917,970

Principal Amount		Fair Value
U.S. Government Agency Bonds And Notes — (continued)
$3,400,000	1.75%, 12/14/2018(d)	$3,429,502
1,700,000	4.50%, 09/13/2019	1,921,874
4,000,000	1.75%, 03/12/2021	3,896,056
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 5.95% (Cost $19,537,836)		$19,683,813
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,650,000	2.38%, 12/31/2020	1,685,577
3,000,000	1.75%, 05/15/2023	2,841,564
400,000	5.38%, 02/15/2031(d)	525,188
500,000	4.50%, 02/15/2036	607,265
2,500,000	2.88%, 05/15/2043	2,284,375
TOTAL U.S. TREASURY BONDS AND NOTES — 2.40% (Cost $7,625,415)		$7,943,969
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 3.50%
$1,568,000	Federal Farm Credit Banks Funding Corp
	0.01%, 07/01/2014	1,568,000
10,000,000	Federal Home Loan Bank
	0.03%, 07/02/2014	9,999,992
		11,567,992
Repurchase Agreements — 0.51%
83,858	Undivided interest of 0.34% in a repurchase agreement (principal amount/value $24,564,145 with a maturity value of $24,564,206) with BMO Capital Markets Corp, 0.09%, dated 6/30/14 to be repurchased at $83,858 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 8.88%, 7/31/14 - 11/15/43, with a value of $25,055,447. (e)	83,858
398,380	Undivided interest of 0.44% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $398,380 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (e)	398,380
398,379	Undivided interest of 0.54% in a repurchase agreement (principal amount/value $74,421,790 with a maturity value of $74,421,997) with Citigroup Global Markets Inc, 0.10%, dated 6/30/14 to be repurchased at $398,379 on 7/1/14 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.00% - 7.50%, 10/16/14 - 12/15/54, with a value of $75,910,229. (e)	398,379

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements — (continued)
$398,379	Undivided interest of 0.59% in a repurchase agreement (principal amount/value $67,918,181 with a maturity value of $67,918,351) with JP Morgan Securities, 0.09%, dated 6/30/14 to be repurchased at $398,379 on 7/1/14 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.73%, 1/1/23 - 7/1/44, with a value of $69,277,075. (e)	$398,379
398,379	Undivided interest of 0.88% in a repurchase agreement (principal amount/value $45,500,000 with a maturity value of $45,500,126) with Goldman Sachs & Co, 0.10%, dated 6/30/14 to be repurchased at $398,379 on 7/1/14 collateralized by various U.S. Government Agency securities, 2.77% - 5.50%, 3/1/26 - 6/1/44, with a value of $46,348,001. (e)	398,379
		1,677,375
TOTAL SHORT TERM INVESTMENTS — 4.01% (Cost $13,245,367)		$13,245,367
TOTAL INVESTMENTS — 104.02% (Cost $337,454,785)		$344,042,175
OTHER ASSETS & LIABILITIES, NET — (4.02)%		$(13,295,030)
TOTAL NET ASSETS — 100.00%		$330,747,145

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.

(b)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2014, the aggregate cost and fair value of 144A securities was $14,677,812 and $14,640,375, respectively, representing 4.43% of net assets.

(c)
Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2014. Maturity date disclosed represents final maturity date.

(d)	All or a portion of the security is on loan at June 30, 2014.

(e)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities
As of June 30, 2014 (Unaudited)

Great-West U.S. Government Mortgage Securities Fund

ASSETS:
Investments in securities, fair value (including $1,643,661 of securities on loan)(a)	$342,364,800
Repurchase agreements, fair value(b)	1,677,375
Cash	50,260
Subscriptions receivable	307,623
Receivable for investments sold	424
Interest receivable	1,047,817
Total Assets	345,448,299

LIABILITIES:
Payable to investment adviser	168,486
Payable upon return of securities loaned	1,677,375
Redemptions payable	1,851,209
Payable for investments purchased	11,004,084
Total Liabilities	14,701,154

NET ASSETS	$330,747,145

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$2,736,698
Paid-in capital in excess of par	320,515,783
Net unrealized appreciation on investments	6,587,390
Undistributed net investment income	828,375
Accumulated net realized gain on investments	78,899

NET ASSETS	$330,747,145

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	27,366,978

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$12.09

(a) Cost of investments	$335,777,410
(b) Cost of repurchase agreements	$1,677,375

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations
For the period ended June 30, 2014 (Unaudited)

Great-West U.S. Government Mortgage Securities Fund

INVESTMENT INCOME:
Interest	$4,754,791
Income from securities lending	1,266
Total Income	4,756,057
EXPENSES:
Management fees	957,995
Total Expenses	957,995

NET INVESTMENT INCOME	3,798,062
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	288,456
Net change in unrealized appreciation on investments	6,951,363

Net Realized and Unrealized Gain on Investments	7,239,819

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,037,881

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets
For the period ended June 30, 2014 and fiscal year ended December 31, 2013

Great-West U.S. Government Mortgage Securities Fund	2014 (Unaudited)	2013
OPERATIONS:
Net investment income	$3,798,062	$8,105,032
Net realized gain (loss) on investments	288,456	(410,252)
Net change in unrealized appreciation (depreciation) on investments	6,951,363	(15,188,535)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,037,881	(7,493,755)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,502,975)	(7,577,529)
From net realized gains	–	(20,580)
Total Distributions	(3,502,975)	(7,598,109)

CAPITAL SHARE TRANSACTIONS:
Shares sold	60,157,530	107,742,336
Shares issued in reinvestment of distributions	3,502,975	7,598,109
Shares redeemed	(49,383,053)	(187,857,901)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	14,277,452	(72,517,456)
Total Increase (Decrease) in Net Assets	21,812,358	(87,609,320)

NET ASSETS:
Beginning of period	308,934,787	396,544,107
End of period(a)	$330,747,145	$308,934,787

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	5,022,115	8,905,091
Shares issued in reinvestment of distributions	292,530	636,348
Shares redeemed	(4,121,473)	(15,565,704)
Net Increase (Decrease)	1,193,172	(6,024,265)

(a) Including undistributed net investment income:	$828,375	$533,288

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.

		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West U.S. Government Mortgage Securities Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$11.80	$12.32	$12.41	$12.20	$12.14	$12.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14(a)	0.28(a)	0.34(a)	0.42	0.46	0.50
Net realized and unrealized gain (loss)	0.28	(0.53)	0.07	0.26	0.22	0.21
Total From Investment Operations	0.42	(0.25)	0.41	0.68	0.68	0.71
LESS DISTRIBUTIONS:
From net investment income	(0.13)	(0.27)	(0.38)	(0.42)	(0.46)	(0.50)
From net realized gains	–	(0.00)(b)	(0.12)	(0.05)	(0.16)	(0.10)
Total Distributions	(0.13)	(0.27)	(0.50)	(0.47)	(0.62)	(0.60)
NET ASSET VALUE, END OF PERIOD	$12.09	$11.80	$12.32	$12.41	$12.20	$12.14
TOTAL RETURN(c)	3.57%(d)	(2.02%)	3.22%	5.72%	5.58%	6.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$330,747	$308,935	$396,544	$376.058	$397,211	$392,691
Ratio of expenses to average net assets	0.60%(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.38%(e)	2.31%	2.68%	3.33%	3.67%	4.20%
Portfolio turnover rate	19%(d)	60%	60%	62%	62%	54%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Amount was less than $0.01 per share.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.

Semi-Annual Report - June, 30, 2014

These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Fixed Income Investments: Asset-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Corporate Bonds and Notes, U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Short Term Investments	Maturity date, credit quality and interest rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Semi-Annual Report - June, 30, 2014

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid quarterly. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: distribution adjustments and market discount adjustments. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses.

Semi-Annual Report - June, 30, 2014

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

3. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $2,477,616 and $6,731,221, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $83,186,051 and $54,284,273, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $337,454,785. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $8,200,393 and gross depreciation of investments in which there was an excess of tax cost over value of $1,613,003 resulting in net appreciation of $6,587,390.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $1,643,661 and received collateral of $1,677,375 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June, 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.
On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the third, third, third and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also considered that, although the Fund underperformed its benchmark index for the annualized one-, three- and ten-year periods ended December 31, 2013, the Fund outperformed its benchmark index for the five-year annualized period. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fee payable by the Fund. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s

Management Fee Less Non‑Management Expenses and the Fund’s Management Fee Less Non‑Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were greater than the average and median contractual management fees of its peer group. However, the Board considered that the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was lower than the average and median management fee less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median of its peer group and peer universe.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund .
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company,

Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014